Consolidated Statements of Changes in Equity Deficit (Parentheticals) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Net of income taxes	¥ 932
Reclassification adjustment for gains on available-for-sale investments, net of income taxes	¥ 979